CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Restricted Cash	$ 82	$ 66
Accounts receivable, net	92	85
Vacation ownership notes receivable, net	1,115	970
Other assets	166	122
Accrued liabilities	120	105
Debt, net	$ 1,095	$ 737
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	36,861,843	36,633,868
Treasury stock, shares (in shares)	10,400,547	9,643,562
Variable Interest Entity
Restricted Cash	$ 32	$ 28
Accounts receivable, net	6	5
Vacation ownership notes receivable, net	814	717
Other assets	14	0
Accrued liabilities	1	1
Debt, net	$ 845	$ 738